Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Disclosure [Line Items]
Effect of statutory rate changes enacted		$ 1,435,000
Liability for uncertain tax position		$ 0
Income tax examination, year		2014
Deferred tax assets, valuation allowance		$ 0	$ 0
Net operating loss carryforward subject to expiration		$ 10,100,000
Scenario, Plan [Member]
Income Taxes Disclosure [Line Items]
Statutory federal income tax rate	21.00%
Earliest Tax Year
Income Taxes Disclosure [Line Items]
Operating loss carryforwards, expiration year		2031